Madison Mosaic Government Fund
SUMMARY DATA: GOVERNMENT FUND
Investment Objectives/Goals
The investment objective of the Government Fund is to receive income from bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Fund
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Government Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Government Fund
Management fee	0.40%
Distribution (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.68%

Example:

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Government Fund	69	218	379	847

Portfolio Turnover

The Government Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Government Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Government Fund seeks to achieve its investment objective through investments in bonds and other debt securities.  The Fund invests only in investment grade U.S. Government securities, which include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government.  They also include securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities issued by Ginnie Mae and Fannie Mae). The Fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (20 years or more) to short-term (less than 10 years).

Principal Risks

Interest Rate Risk.  The share price of the Government Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Government Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Government Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.91% (quarter ended 9-30-01)
Lowest:	-1.79% (quarter ended 6-30-04)

Government Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Government Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.40%	4.55%	4.04%
Return After Taxes on Distributions	2.51%	3.49%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares	2.21%	3.28%	2.74%
Barclays Capital Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	5.41%	5.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Core Bond Fund
SUMMARY DATA: CORE BOND FUND
Investment Objectives/Goals
The investment objective of the Core Bond Fund is to receive income from bonds
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees: (fees paid directly from your investment
Shareholder Fees (USD $)	Madison Mosaic Core Bond Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses	Madison Mosaic Core Bond Fund
Management fee	0.40%
Distribution (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.70%

Example:

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Core Bond Fund	72	224	390	871

Portfolio Turnover

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Core Bond Fund seeks to achieve its investment objective through diversified investments in bonds and other debt securities.  The Fund invests in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies and money market instruments. It invests at least 80% of its total assets in bonds, with the total portfolio having a dollar weighted average maturity of ten years or less. Also, at least 65% of the Fund’s net assets will be invested in investment grade bonds. Finally, up to 35% of the Fund’s total assets may be invested in securities rated as low as B, including those commonly referred to as “high yield,” “high risk” or “junk” bonds.

Principal Risks

Interest Rate Risk.  The share price of the Core Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

  Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.
  Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.
  Liquidity and Valuation. There may be “thin” trading during times of market distress.
  Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.
Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer
Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Core Bond Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Core Bond Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.29% (quarter ended 12-31-08)
Lowest:	-1.84% (quarter ended 12-31-10)

Core Bond Fund Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Core Bond Fund	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	5.11%	5.03%	4.61%	4.61%
Return After Taxes on Distributions	3.98%	3.71%	3.15%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares	3.32%	3.53%	3.07%	3.07%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Institutional Bond Fund
SUMMARY DATA : INSTITUTIONAL BOND FUND
Investment Objectives/Goals

The investment objective of the Institutional Bond Fund (the “Fund”) is to obtain the highest total investment return possible (income and share price appreciation) within the policy limitations of (1) investments in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Institutional Bond Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Institutional Bond Fund
Management fee	0.30%
Distribution (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.49%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Institutional Bond Fund	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies (including mortgage-backed securities issued by Ginnie Mae and Fannie Mae) and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (note that the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund.  The Fund will invest at least 65% of its total assets in bonds.

Principal Risks

Interest Rate Risk.  The share price of the Fund reflects the value of the bonds held by it. When interest rates or general demand for fixed income securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Risk/Return Bar Chart and Performance Table
The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index. Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.01% (quarter ended 12-31-08)
Lowest:	-1.72% (quarter ended 6-30-04)

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Institutional Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.35%	5.26%	4.66%
Return After Taxes on Distributions	3.68%	4.00%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares	2.83%	3.77%	3.15%
Barclays Capital Intermediate Government Credit Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Investment Grade Corporate Bond Fund
SUMMARY DATA: INVESTMENT GRADE CORPORATE BOND FUND
Investment Objective
The investment objective of the Investment Grade Corporate Bond Fund (the “Fund”) is to obtain high total investment returns in the form of income and share price appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment
Shareholder Fees (USD $)	Madison Mosaic Investment Grade Corporate Bond Fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Investment Grade Corporate Bond Fund
Management fee	0.40%
Distribution (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.70%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Investment Grade Corporate Bond Fund	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities.  In seeking to achieve the Fund’s goal, the Fund’s investment adviser will: (1) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund; (2) shorten or lengthen the Fund’s dollar weighted average maturity and dollar weighted average duration based on the adviser’s anticipation of the movement of interest rates; (3) select individual securities based on a thorough evaluation of fundamental credit risk; and (4) actively rotate among sectors and quality ratings in search of value and to manage risk.  The Fund will invest at least 80% of its total assets in income-producing corporate bonds, and at least 90% of its net assets in investment grade bonds. Up to 10% of the Fund’s net assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield,” “high risk” or “junk” bonds.

Principal Risks

Interest Rate Risk.  The share price of the Fund reflects the value of the bonds held by it. When interest rates or general demand for fixed income securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

  Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.
  Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.
  Liquidity and Valuation. There may be “thin” trading during times of market distress.
  Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.
  Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.48% (quarter ended 6-30-09)
Lowest:	-2.58% (quarter ended 9-30-08)

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Madison Mosaic Investment Grade Corporate Bond Fund	1 Year	Since Inception	Inception Date
Return Before Taxes	5.81%	7.46%	Jul 1, 2007
Return After Taxes on Distributions	4.18%	5.61%	Jul 1, 2007
Return After Taxes on Distributions and Sale of Fund Shares	3.76%	5.29%	Jul 1, 2007
Barclays Capital Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.47%	7.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000710978
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 1, 2011
Madison Mosaic Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Government Fund is to receive income from bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Government Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Government Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Government Fund seeks to achieve its investment objective through investments in bonds and other debt securities.  The Fund invests only in investment grade U.S. Government securities, which include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government.  They also include securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities issued by Ginnie Mae and Fannie Mae). The Fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of such investments may range from long-term (20 years or more) to short-term (less than 10 years).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Government Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Government Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

		Government Fund Calendar Year Returns
Annual Return 2001	rr_AnnualReturn2001	7.62%
Annual Return 2002	rr_AnnualReturn2002	7.45%
Annual Return 2003	rr_AnnualReturn2003	1.24%
Annual Return 2004	rr_AnnualReturn2004	0.89%
Annual Return 2005	rr_AnnualReturn2005	0.69%
Annual Return 2006	rr_AnnualReturn2006	3.07%
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	8.17%
Annual Return 2009	rr_AnnualReturn2009	1.19%
Annual Return 2010	rr_AnnualReturn2010	3.40%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.91% (quarter ended 9-30-01)
Lowest:	-1.79% (quarter ended 6-30-04)

Performance Table Heading	rr_PerformanceTableHeading	Government Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Government Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Madison Mosaic Government Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Madison Mosaic Government Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Madison Mosaic Government Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Madison Mosaic Government Fund | Barclays Capital Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Madison Mosaic Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Core Bond Fund is to receive income from bonds
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Core Bond Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Core Bond Fund seeks to achieve its investment objective through diversified investments in bonds and other debt securities.  The Fund invests in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies and money market instruments. It invests at least 80% of its total assets in bonds, with the total portfolio having a dollar weighted average maturity of ten years or less. Also, at least 65% of the Fund’s net assets will be invested in investment grade bonds. Finally, up to 35% of the Fund’s total assets may be invested in securities rated as low as B, including those commonly referred to as “high yield,” “high risk” or “junk” bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Core Bond Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

  Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.
  Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.
  Liquidity and Valuation. There may be “thin” trading during times of market distress.
  Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.
		Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Core Bond Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Core Bond Fund Calendar Year Returns
Annual Return 2001	rr_AnnualReturn2001	8.81%
Annual Return 2002	rr_AnnualReturn2002	4.56%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	2.30%
Annual Return 2005	rr_AnnualReturn2005	0.77%
Annual Return 2006	rr_AnnualReturn2006	3.48%
Annual Return 2007	rr_AnnualReturn2007	6.41%
Annual Return 2008	rr_AnnualReturn2008	6.80%
Annual Return 2009	rr_AnnualReturn2009	3.43%
Annual Return 2010	rr_AnnualReturn2010	5.11%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.29% (quarter ended 12-31-08)
Lowest:	-1.84% (quarter ended 12-31-10)

Performance Table Heading	rr_PerformanceTableHeading	Core Bond Fund Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Core Bond Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Madison Mosaic Core Bond Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.98%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Madison Mosaic Core Bond Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Madison Mosaic Core Bond Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Madison Mosaic Core Bond Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Madison Mosaic Institutional Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA : INSTITUTIONAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Institutional Bond Fund (the “Fund”) is to obtain the highest total investment return possible (income and share price appreciation) within the policy limitations of (1) investments in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies (including mortgage-backed securities issued by Ginnie Mae and Fannie Mae) and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the Fund based on its anticipation of the movement of interest rates (note that the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund.  The Fund will invest at least 65% of its total assets in bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Fund reflects the value of the bonds held by it. When interest rates or general demand for fixed income securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Mortgage-Backed Securities Risk.  The Fund may own obligations backed by mortgages, such as those issued by Ginnie Mae and Fannie Mae. If the mortgage holders prepay them during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index. Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Annual Return 2001	rr_AnnualReturn2001	9.47%
Annual Return 2002	rr_AnnualReturn2002	4.79%
Annual Return 2003	rr_AnnualReturn2003	3.18%
Annual Return 2004	rr_AnnualReturn2004	1.84%
Annual Return 2005	rr_AnnualReturn2005	1.24%
Annual Return 2006	rr_AnnualReturn2006	3.93%
Annual Return 2007	rr_AnnualReturn2007	7.77%
Annual Return 2008	rr_AnnualReturn2008	6.30%
Annual Return 2009	rr_AnnualReturn2009	3.99%
Annual Return 2010	rr_AnnualReturn2010	4.35%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.01% (quarter ended 12-31-08)
Lowest:	-1.72% (quarter ended 6-30-04)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Institutional Bond Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Madison Mosaic Institutional Bond Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	4.00%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Madison Mosaic Institutional Bond Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Madison Mosaic Institutional Bond Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Madison Mosaic Institutional Bond Fund | Barclays Capital Intermediate Government Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Madison Mosaic Investment Grade Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA: INVESTMENT GRADE CORPORATE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Investment Grade Corporate Bond Fund (the “Fund”) is to obtain high total investment returns in the form of income and share price appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities.  In seeking to achieve the Fund’s goal, the Fund’s investment adviser will: (1) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund; (2) shorten or lengthen the Fund’s dollar weighted average maturity and dollar weighted average duration based on the adviser’s anticipation of the movement of interest rates; (3) select individual securities based on a thorough evaluation of fundamental credit risk; and (4) actively rotate among sectors and quality ratings in search of value and to manage risk.  The Fund will invest at least 80% of its total assets in income-producing corporate bonds, and at least 90% of its net assets in investment grade bonds. Up to 10% of the Fund’s net assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield,” “high risk” or “junk” bonds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk.  The share price of the Fund reflects the value of the bonds held by it. When interest rates or general demand for fixed income securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares. The longer the maturity of any bond, the greater the effect will be on its price when interest rates change.

Call Risk.  If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Tax-Related Risk.  You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Risk of Default. Although the Fund’s investment adviser monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

High-Yield Bond Risk.  The risks of investing in high-yield bonds include the following:

  Sensitivity to Interest Rates and Economic Changes. Prices of high yield (junk) bonds may be less sensitive to interest rate changes than other bonds, but more sensitive to adverse economic changes or individual corporate developments.
  Market Expectations. High yield (junk) bond values are very sensitive to market expectations about the credit worthiness of the issuing companies.
  Liquidity and Valuation. There may be “thin” trading during times of market distress.
  Taxation. Interest income may be recognized as taxable even though payment of such interest is not received in cash.
  Credit Ratings. Changes in credit ratings by the major credit rating agencies may lag changes in the credit worthiness of the issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Annual Return 2008	rr_AnnualReturn2008	4.29%
Annual Return 2009	rr_AnnualReturn2009	10.58%
Annual Return 2010	rr_AnnualReturn2010	5.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	5.48% (quarter ended 6-30-09)
Lowest:	-2.58% (quarter ended 9-30-08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Madison Mosaic Investment Grade Corporate Bond Fund | rr_ProspectusShareClassAxis
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Madison Mosaic Investment Grade Corporate Bond Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
Madison Mosaic Investment Grade Corporate Bond Fund | rr_ProspectusShareClassAxis | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
Madison Mosaic Investment Grade Corporate Bond Fund | rr_ProspectusShareClassAxis | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
Madison Mosaic Investment Grade Corporate Bond Fund | Barclays Capital Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%